Intangible assets and goodwill - Fair value of the assets acquired and liabilities assumed (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jan. 31, 2022	Dec. 31, 2021
Liabilities
Goodwill/(negative goodwill) arising on acquisition	$ 1,836	$ 1,836		$ 1,501
Total fair value of consideration		67,062
Lightmap LLC
Assets
Property and equipment		68	$ 68
Intangible assets		17,664	17,664
Right-of-use assets		230
Indemnification asset			3,159
Trade and other receivables		2,668	2,668
Cash and cash equivalents		1,555	1,555
Prepaid tax		260
Total assets		25,604
Liabilities
Lease liabilities		(230)
Trade and other payables		(2,160)	(2,160)
Provisions for non-income tax risks			(1,381)
Tax liability		(1,721)
Total liabilities		(5,492)
Total identifiable net assets at fair value		20,112	20,112
Total fair value of consideration		$ 67,062	$ 67,062